RETIREMENT PLANS	12 Months Ended
Dec. 31, 2014
RETIREMENT PLANS [Abstract]
RETIREMENT PLANS
6.
RETIREMENT PLANS

The Company provides benefits under defined contribution plans including a savings plan and an employee stock ownership plan (“ESOP”). The savings plan covers substantially all domestic salaried and certain non-union hourly employees and provides for matching contributions up to 4% of each employee’s salary. The ESOP covers substantially all domestic employees and provides for contributions based on a percentage of each employee’s compensation as determined by the Company’s Board of Directors. Total expense for the Company’s defined contribution plans was $5.0 million in 2014 and $4.7 million in 2013 and 2012.

Although the Company intends for these defined contribution plans to be the primary retirement benefit for most employees, the Company also has several defined benefit plans. The funded status of the defined benefit plans was as follows at December 31:

(in thousands)	2014	2013
Benefit obligation at beginning of year	$72,582	$76,957
Service cost	2,523	3,260
Interest cost	2,390	2,557
Foreign currency exchange rate changes	(1,889)	(703)
Benefits paid	(23,726)	(5,194)
Actuarial loss (gain)	5,858	(4,295)
Curtailment gain	(2,342)	—
Benefit obligation at end of year	55,396	72,582
Plan assets at beginning of year	37,122	35,141
Company contributions	22,402	5,701
Foreign currency exchange rate changes	(2,379)	(539)
Benefits paid	(23,726)	(5,258)
Actual gain on plan assets	6,101	2,077
Plan assets at end of year	39,520	37,122
Funded status	$(15,876)	$(35,460)
Accumulated benefit obligation	$54,435	$68,391

Amounts recognized in the Consolidated Balance Sheets at December 31:

(in thousands)	2014	2013
Accrued employee and retiree benefits	$(18,258)	$(21,206)
Other accrued expenses	(7,263)	(19,144)
Prepaid expenses and other current assets	9,645	4,890
Net liability	$(15,876)	$(35,460)

Components of annual benefit cost:

(in thousands)	2014	2013	2012
Service cost	$2,523	$3,260	$2,583
Interest cost	2,390	2,557	2,659
Expected return on plan assets	(1,791)	(1,689)	(1,428)
Amortization of prior service cost	171	172	1,971
Recognized actuarial (gain) loss	(305)	3,203	799
Settlement expense	1,467	1,177	—
Curtailment gain	(754)	—	—
Defined benefit expense	$3,701	$8,680	$6,584

Weighted average liability assumptions as of December 31:

	2014	2013
Discount rate	3.70%	3.91%
Expected return on plan assets	3.32%	5.12%
Rate of compensation increase	0.37%	4.59%

Weighted average cost assumptions for the year ended December 31:

	2014	2013
Discount rate	3.91%	3.27%
Expected return on plan assets	5.12%	4.76%
Rate of compensation increase	4.59%	4.01%

The aggregate amounts of benefits expected to be paid from defined benefit plans in each of the next five years subsequent to December 31, 2014, which include employees’ expected future service, are as follows: 2015, $9.6 million; 2016, $7.7 million; 2017, $2.3 million; 2018, $4.5 million; 2019, $2.5 million; and $17.5 million in total for the years 2020 through 2024.

The Company expects to contribute $9.7 million to defined benefit plans in 2015.

Amounts in accumulated other comprehensive income at December 31 were as follows:

(in thousands)	2014	2013
Prior service cost	$—	$1,182
Unrecognized net actuarial loss	7,407	7,944

The pension adjustments, net of tax, recognized in OCI, were as follows:

(in thousands)	2014	2013	2012
Net actuarial (loss) gain arising during the period	$(387)	$3,180	$(3,947)
Amortization of actuarial loss, included in defined benefit expense	1,252	2,006	526
Amortization of prior service cost, included in defined benefit expense	733	108	1,205
Pension adjustment, net of tax	$1,598	$5,294	$(2,216)

The estimated actuarial loss for the defined benefit plans that will be amortized from accumulated other comprehensive loss into periodic benefit cost during 2015 is $0.3 million.

The investment objectives and target allocations for the Company’s pension plans related to the assets of the plans are reviewed on a regular basis. The investment objectives for the pension assets are to maximize the return on assets while maintaining an overall level of risk appropriate for a retirement fund and ensuring the availability of funds for the payment of retirement benefits. The levels of risk assumed by the pension plans are determined by market conditions, the rate of return expectations and the liquidity requirements of each pension plan. The actual asset allocations of each pension plan are reviewed on a regular basis to ensure that they are in line with the target allocations.

The following table presents the Company’s pension plan assets by asset category as of December 31, 2014 and 2013:

	Fair value as of December 31,	Fair Value Measurements at December 31, 2014 Using Fair Value Hierarchy			Fair Value as of December 31,	Fair Value Measurements at December 31, 2013 Using Fair Value Hierarchy
(in thousands)	2014	Level 1	Level 2	Level 3	2013	Level 1	Level 2	Level 3
Equity Funds
Domestic	$6,424	$6,424	$—	$—	$6,143	$6,143	$—	$—
International	242	—	242	—	7,294	—	7,294	—
International Fixed Income Funds	22,710	960	21,750	—	23,162	1,186	21,976	—
Other investments	10,144	38	10,106	—	523	40	483	—
Total assets at fair value	$39,520	$7,422	$32,098	$—	$37,122	$7,369	$29,753	$—

The Company is required to categorize pension plan assets based on the following fair value hierarchy:

Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability through corroboration with observable market data.

Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.